Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 13,102	$ 95,362	$ 217
Joint interest billing receivable	7,940	31,492	0
Prepaid assets and other current assets	85,545	81,690	23,750
Total current assets	106,587	208,544	23,967
Noncurrent assets:
Property and equipment, net	85,061	88,020	0
Oil and gas property, unproved, full cost	1,606,232	1,460,674	145,791
Total noncurrent assets	1,691,293	1,548,694	145,791
Total assets	1,797,880	1,757,238	169,758
Current liabilities:
Accounts payable and accrued expenses			270,250
Accounts payable and accrued expenses - related parties			228,668
Interest payable - related parties	55,119	22,183	77,563
Advances - related party	130,381	0	628,550
Note payable - related party			65,000
Derivative liability		0	145,041
Convertible note payable	1,210,000	1,210,000	1,210,000
Total current liabilities	2,439,089	1,895,215	2,625,072
Asset retirement obligation	2,754	918	918
Total liabilities	3,693,263	3,095,862	2,783,218
Commitments and Contingencies
Stockholders' deficit:
Series A convertible preferred stock, $0.001 par value, 2,000,000 shares authorized and 0 shares issued and outstanding	0	0	0
Common stock, $0.001 par value, 65,000,000 shares authorized and 21,724,178 and 21,653,326 shares issued and outstanding, respectively	21,724	21,653	18,824
Additional paid-in capital	6,190,019	5,731,830	2,739,634
Accumulated deficit	(8,107,126)	(7,092,107)	(5,371,918)
Total stockholders' deficit	(1,895,383)	(1,338,624)	(2,613,460)
Total liabilities and stockholders' deficit	1,797,880	1,757,238	169,758
Convertible Credit Line Payable, Related Party [Member]
Current liabilities:
Senior secured convertible notes payable, related party, net of discount of $68,540 and $120,231, respectively			157,228
Secured Senior Secured Convertible Note [Member]
Current liabilities:
Senior secured convertible notes payable, related party, net of discount of $68,540 and $120,231, respectively	$ 1,251,420	1,199,729	$ 0
Previously Reported [Member]
Current assets:
Cash and cash equivalents		95,362
Joint interest billing receivable		31,492
Prepaid assets and other current assets		81,690
Total current assets		208,544
Noncurrent assets:
Property and equipment, net		68,378
Oil and gas property, unproved, full cost		1,460,674
Total noncurrent assets		1,529,052
Total assets		1,737,596
Current liabilities:
Accounts payable and accrued expenses		302,266
Accounts payable and accrued expenses - related parties		203,484
Interest payable - related parties		22,183
Advances - related party		0
Note payable - related party		0
Derivative liability		0
Convertible note payable		1,210,000
Total current liabilities		1,737,933
Asset retirement obligation		918
Total liabilities		2,938,580
Stockholders' deficit:
Series A convertible preferred stock, $0.001 par value, 2,000,000 shares authorized and 0 shares issued and outstanding		0
Common stock, $0.001 par value, 65,000,000 shares authorized and 21,724,178 and 21,653,326 shares issued and outstanding, respectively		21,653
Additional paid-in capital		5,731,830
Accumulated deficit		(6,954,467)
Total stockholders' deficit		(1,200,984)
Total liabilities and stockholders' deficit		1,737,596
Previously Reported [Member] | Convertible Credit Line Payable, Related Party [Member]
Current liabilities:
Senior secured convertible notes payable, related party, net of discount of $68,540 and $120,231, respectively		0
Previously Reported [Member] | Secured Senior Secured Convertible Note [Member]
Current liabilities:
Senior secured convertible notes payable, related party, net of discount of $68,540 and $120,231, respectively		$ 1,199,729